GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following presents total revenues for the years ended December 31, 2014, 2015 and 2016 and long-lived assets as of December 31, 2014, 2015 and 2016.

	2014		2015		2016
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$7,994	$3,576	$6,414	$3,836	$6,061	$3,625
Americas, principally U.S.	76,429	141	72,079	96	74,161	95
Europe	43,989	56	38,873	79	39,134	68
Far East	23,167	83	22,393	79	26,215	79

	$151,579	$3,856	$139,759	$4,090	$145,571	$3,867

Revenue from External Customers by Products and Services [Table Text Block]
Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year Ended December 31,
	2014	2015	2016

Technology	$19,680	$15,965	$13,649
Networking	131,899	123,794	131,922

	$151,579	$139,759	$145,571